Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Cash And Cash Equivalents

Cash and cash equivalents: Cash equivalents include demand deposits with banks and all highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Depreciation, Amortization, Impairment Testing And Asset Valuation

Depreciation, amortization, impairment testing and asset valuation: Property, plant and equipment are stated at historical costs and depreciated by the straight-line method over the estimated useful lives of the assets. Machinery and equipment are depreciated over periods up to 25 years, and buildings and building improvements over periods up to 50 years. Definite-lived intangible assets are amortized over their estimated useful lives up to 25 years.

Altria Group, Inc. reviews long-lived assets, including definite-lived intangible assets, for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be fully recoverable. Altria Group, Inc. performs undiscounted operating cash flow analyses to determine if an impairment exists. For purposes of recognition and measurement of an impairment for assets held for use, Altria Group, Inc. groups assets and liabilities at the lowest level for which cash flows are separately identifiable. If an impairment is determined to exist, any related impairment loss is calculated based on fair value. Impairment losses on assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Altria Group, Inc. conducts a required annual review of goodwill and indefinite-lived intangible assets for potential impairment, and more frequently if an event occurs or circumstances change that would require Altria Group, Inc. to perform an interim review. Goodwill impairment testing requires a comparison between the carrying value and fair value of each reporting unit. If the carrying value exceeds the fair value, goodwill is considered impaired. The amount of impairment loss is measured as the difference between the carrying value and implied fair value of goodwill, which is determined using discounted cash flows. Impairment testing for indefinite-lived intangible assets requires a comparison between the fair value and carrying value of the intangible asset. If the carrying value exceeds fair value, the intangible asset is considered impaired and is reduced to fair value. During 2011, 2010 and 2009, Altria Group, Inc. completed its annual review of goodwill and indefinite-lived intangible assets, and no impairment charges resulted from these reviews.

Environmental Costs

Environmental costs: Altria Group, Inc. is subject to laws and regulations relating to the protection of the environment. Altria Group, Inc. provides for expenses associated with environmental remediation obligations on an undiscounted basis when such amounts are probable and can be reasonably estimated. Such accruals are adjusted as new information develops or circumstances change.

Compliance with environmental laws and regulations, including the payment of any remediation and compliance costs or damages and the making of related expenditures, has not had, and is not expected to have, a material adverse effect on Altria Group, Inc.'s consolidated financial position, results of operations or cash flows (see Note 19. Contingencies – Environmental Regulation).

Fair Value Measurements

Fair value measurements: Altria Group, Inc. measures certain assets and liabilities at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Altria Group, Inc. uses a fair value hierarchy, which gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs used to measure fair value are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value of substantially all of Altria Group, Inc.'s pension assets is based on observable inputs, including readily available quoted market prices, which meet the definition of a Level 1 or Level 2 input. For the fair value disclosure of the pension plan assets, see Note 17. Benefit Plans.

Finance Leases

Finance leases: Income attributable to leveraged leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant after-tax rates of return on the positive net investment balances. Investments in leveraged leases are stated net of related nonrecourse debt obligations.

Income attributable to direct finance leases is initially recorded as unearned income and subsequently recognized as revenue over the terms of the respective leases at constant pre-tax rates of return on the net investment balances.

Finance leases include unguaranteed residual values that represent PMCC's estimates at lease inception as to the fair values of assets under lease at the end of the non-cancelable lease terms. The estimated residual values are reviewed annually by PMCC's management. This review includes analysis of a number of factors, including activity in the relevant industry. If necessary, revisions are recorded to reduce the residual values. Such reviews resulted in a decrease of $11 million to PMCC's net revenues and results of operations in 2010. There were no adjustments in 2011 and 2009.

PMCC considers rents receivable past due when they are beyond the grace period of their contractual due date. PMCC stops recording income ("non-accrual status") on rents receivable when contractual payments become 90 days past due or earlier if management believes there is significant uncertainty of collectability of rent payments, and resumes recording income when collectability of rent payments is reasonably certain. Payments received on rents receivable that are on non-accrual status are used to reduce the rents receivable balance. Write-offs to the allowance for losses are recorded when amounts are deemed to be uncollectible.

Guarantees	Guarantees: Altria Group, Inc. recognizes a liability for the fair value of the obligation of qualifying guarantee activities. See Note 19. Contingencies for a further discussion of guarantees.
Income Taxes

Income taxes: Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Significant judgment is required in determining income tax provisions and in evaluating tax positions.

Altria Group, Inc. recognizes a benefit for uncertain tax positions when a tax position taken or expected to be taken in a tax return is more-likely-than-not to be sustained upon examination by taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Altria Group, Inc. recognizes accrued interest and penalties associated with uncertain tax positions as part of the provision for income taxes on its consolidated statements of earnings.

Inventories

Inventories: Inventories are stated at the lower of cost or market. The last-in, first-out ("LIFO") method is used to cost substantially all tobacco inventories. The cost of the remaining inventories is determined using the first-in, first-out and average cost methods. It is a generally recognized industry practice to classify leaf tobacco and wine inventories as current assets although part of such inventory, because of the duration of the curing and aging process, ordinarily would not be utilized within one year.

Litigation Contingencies And Costs

Litigation contingencies and costs: Altria Group, Inc. and its subsidiaries record provisions in the consolidated financial statements for pending litigation when it is determined that an unfavorable outcome is probable and the amount of the loss can be reasonably estimated. Litigation defense costs are expensed as incurred and included in marketing, administration and research costs on the consolidated statements of earnings.

Marketing Costs

Marketing costs: The consumer products businesses promote their products with consumer engagement programs, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, coupons, rebates, in-store display incentives, event marketing and volume-based incentives. Consumer engagement programs are expensed as incurred. Consumer incentive and trade promotion activities are recorded as a reduction of revenues based on amounts estimated as being due to customers and consumers at the end of a period, based principally on historical utilization and redemption rates. For interim reporting purposes, consumer engagement programs and certain consumer incentive expenses are charged to operations as a percentage of sales, based on estimated sales and related expenses for the full year.

Revenue Recognition

Revenue recognition: The consumer products businesses recognize revenues, net of sales incentives and sales returns, and including shipping and handling charges billed to customers, upon shipment or delivery of goods when title and risk of loss pass to customers. Payments received in advance of revenue recognition are deferred and recorded in other accrued liabilities until revenue is recognized. Altria Group, Inc.'s consumer products businesses also include excise taxes billed to customers in net revenues. Shipping and handling costs are classified as part of cost of sales.

Stock-Based Compensation

Stock-based compensation: Altria Group, Inc. measures compensation cost for all stock-based awards at fair value on date of grant and recognizes compensation expense over the service periods for awards expected to vest. The fair value of restricted stock and deferred stock is determined based on the number of shares granted and the market value at date of grant.

New Accounting Standards

New accounting standards: In September 2011, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to simplify how entities test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The new guidance is effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. performed a quantitative impairment test for its 2011 annual review of goodwill under the existing guidance and will evaluate performing a qualitative assessment in 2012.

In June and December 2011, the FASB issued authoritative guidance that will eliminate the option of presenting components of other comprehensive earnings as part of the statement of stockholders' equity. The guidance will instead require the reporting of other comprehensive earnings in a single continuous statement of comprehensive earnings or in a separate statement immediately following the statement of earnings. The new guidance is effective for interim and annual reporting periods beginning after December 15, 2011; however, early adoption is permitted. Altria Group, Inc. intends to comply with the new reporting requirements beginning in the first quarter of 2012.

In May 2011, the FASB issued authoritative guidance relating to fair value measurement and disclosure requirements. The new guidance is effective for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The adoption of this guidance will not have a significant impact on Altria Group, Inc.'s existing fair value measurements or disclosures.